THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND


    SUPPLEMENT DATED DECEMBER 17, 2002 TO PROSPECTUS DATED FEBRUARY 28, 2002

THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.

         Effective immediately, the address for shareholders to use when sending applications, checks or other communications to the Funds' transfer agent, PFPC Inc. via U.S. mail is as follows:

                                       Third Avenue Funds
                                       c/o PFPC Inc.
                                       P.O. Box 9802
                                       Providence, RI 02940

         Effective January 20, 2003, the address for shareholders to use when sending applications, checks or other communications to the Funds' transfer agent via express delivery, registered or certified mail is as follows:

                                       Third Avenue Funds
                                       c/o PFPC Inc.
                                       760 Moore Road
                                       King of Prussia, PA  19406-1212


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                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND


   SUPPLEMENT DATED DECEMBER 17, 2002 TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2002

THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

         Effective immediately, the address for shareholders to use when sending applications, checks or other communications to the Funds' transfer agent, PFPC Inc. via U.S. mail is as follows:

                                       Third Avenue Funds
                                       c/o PFPC Inc.
                                       P.O. Box 9802
                                       Providence, RI 02940

         Effective January 20, 2003, the address for shareholders to use when sending applications, checks or other communications to the Funds' transfer agent via express delivery, registered or certified mail is as follows:

                                       Third Avenue Funds
                                       c/o PFPC Inc.
                                       760 Moore Road
                                       King of Prussia, PA  19406-1212